Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Parent [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Stockholders' Equity at Period Start (value) at Dec. 31, 2008		$ 1,058,776	$ 992,184	$ 34,093	$ 32,499
Stockholders' Equity at Period Start (shares) at Dec. 31, 2008			34,486,000
Stockholders' Equity Attributable to Noncontrolling Interest						7,325
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,407,839
Net income (loss)	(2,249)	(2,249)			(2,249)
Net Income (loss)	(1,201)					(1,201)
Net income (loss)	(3,450)
Total other comprehensive income (loss), net of tax	36,312	37,037		37,037		(725)
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	8,320					8,320
Options exercised (shares)			146,000
Options Exercised (value)	3,168	3,168	3,168
Restricted Stock Awards Released (shares)			30,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			4,000
Issuance of Stock-Based Compensation Awards (value)	254	254	254
Employee Stock Purchase Plan (shares)			62,000
Employee Stock Purchase Plan (value)	2,934	2,934	2,934
Stock-Based Compensation Expense	16,728	16,728	16,728
Exchange of Debt for Common Stock (shares)			2,252,000
Exchange Of Debt For Common Stock (value)	123,442	123,442	123,442
Issuance of Common Stock (shares)			3,163,000
Issuance of Common Stock (value)	160,424	160,424	160,424
Stockholders' Equity at Period End (value) at Dec. 31, 2009		1,400,514	1,299,134	71,130	30,250
Stockholders' Equity at Period End (shares) at Dec. 31, 2009			40,143,000
Stockholders' Equity Attributable to Noncontrolling Interest	10,913					10,913
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,439,208
Net income (loss)	104,770	104,770			104,770
Net Income (loss)	3,701					3,701
Net income (loss)	108,471
Total other comprehensive income (loss), net of tax	(106,217)	(106,104)		(106,104)		(113)
Options exercised (shares)			148,000
Options Exercised (value)	5,933	5,933	5,933
Restricted Stock Awards Released (shares)			84,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			5,000
Issuance of Stock-Based Compensation Awards (value)	364	364	364
Employee Stock Purchase Plan (shares)			51,000
Employee Stock Purchase Plan (value)	2,843	2,843	2,843
Stock-Based Compensation Expense	18,743	18,743	18,743
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	1,232	1,232	1,232
Stockholders' Equity at Period End (value) at Dec. 31, 2010	1,428,295	1,428,295	1,328,249	(34,974)	135,020
Stockholders' Equity at Period End (shares) at Dec. 31, 2010	40,431,000		40,431,000
Stockholders' Equity Attributable to Noncontrolling Interest	14,620					14,620
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	921,545
Net income (loss)	(510,157)	(510,157)			(510,157)
Net Income (loss)	3,961					3,961
Net income (loss)	(506,196)
Total other comprehensive income (loss), net of tax	(2,440)	(2,186)		(2,186)		(254)
Options exercised (shares)			42,000
Options Exercised (value)	832	832	832
Restricted Stock Awards Released (shares)			271,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			12,000
Issuance of Stock-Based Compensation Awards (value)	469	469	469
Employee Stock Purchase Plan (shares)			99,000
Employee Stock Purchase Plan (value)	3,793	3,793	3,793
Stock-Based Compensation Expense	15,942	15,942	15,942
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	(635)	(635)	(635)
Repurchase of common stock (shares)			(823,000)
Repurchase of common stock (value)	(29,428)	(29,428)	(29,428)
Stockholders' Equity at Period End (value) at Dec. 31, 2011	$ 906,925	$ 906,925	$ 1,319,222	$ (37,160)	$ (375,137)
Stockholders' Equity at Period End (shares) at Dec. 31, 2011	40,032,000		40,032,000